Stock-Based Compensation - Weighted Average Fair Value Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Original Stock Option Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected stock option life	5 years 1 month 24 days	5 years 10 months 2 days	6 years 18 days
Expected volatility	48.82%	56.23%	63.32%
Risk-free interest rate	2.35%	2.01%	1.46%
Expected dividend yield	0.00%	0.00%	0.00%
2018 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected stock option life	5 years 9 months 14 days
Expected volatility	58.54%
Risk-free interest rate	2.92%
Expected dividend yield	0.00%